Fees Summary	Oct. 01, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 3,393.40
Previously Paid Amount	0.39
Total Fee Amount	0.47
Total Offset Amount	0.00
Net Fee	$ 0.08